SHARE CAPITAL (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions								3 Months Ended
	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($)	Jan. 03, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued	116,666,667							3,245,069
Number of shares outstanding								3,245,069
Par value | $ / shares	$ 0.06
Compensation amount | $								$ 7,450,546
Gross proceeds | $	$ 7.0
Description of maximum term of options granted for share-based payment arrangement								may not exceed a term of five years
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								364,813
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								249,296
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								2,406,902
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	614,109
Number of stock options, granted					650,000
Number of stock options exercised					3,421
Post Reverse Split [Member] | On the date [member)
IfrsStatementLineItems [Line Items]
Number of stock options exercised					789
Number of stock options, vested					150,000
Post Reverse Split [Member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised					526
Number of stock options, vested					100,000
Two Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							17,915			6,727
Par value | $ / shares							$ 2.99
Compensation amount | $							$ 53,568
Two Directors [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							94			35
Five Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						410,000
Vesting description						the RSUs will vest over 4 months and a day.
Five Directors [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,158
Consultant [Member]
IfrsStatementLineItems [Line Items]
Vesting description		the RSUs will vest over 4 months and a day.	the RSUs will vest over 4 months and a day.	the RSUs will vest over 4 months and a day.
Number of stock options, granted		60,083	39,753	60,000
Consultant [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted		316	209	316
Four directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised						565,000
Four directors [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised						2,974